Condensed Financial Information of the Parent Company Only (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 8,599	$ 7,654	$ 4,974
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,810	1,758	1,605
Stock based compensation expense	10	20	19
Other, net	(252)	2,355	(444)
Net cash (used) provided by operating activities	13,342	13,554	20,243
Cash flows from investing activities:
Net cash provided by investing activities	(50,230)	(17,096)	(9,548)
Cash flows from financing activities:
Redemption of 18,255 shares of preferred stock	0	0	(18,255)
Cash dividends paid - preferred stock	0	0	(456)
Cash dividends paid - common stock	(1,058)	(1,017)	(978)
Purchase of treasury stock	(33)	0	0
Warrant redemption	0	0	(540)
Net cash used in financing activities	22,456	17,912	(41,133)
Net increase (decrease) in cash and due from banks	(14,432)	14,370	(30,438)
Cash and cash equivalents, beginning of year	42,809	28,439	58,877
Cash and cash equivalents, end of year	28,377	42,809	28,439
HAWTHORN BANCSHARES, INC.
Cash flows from operating activities:
Net income	8,599	7,654	4,974
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	0	0	1
Equity in undistributed (income) losses of subsidiaries	(9,926)	(7,010)	8,129
Stock based compensation expense	10	20	19
(Increase) decrease in deferred tax asset	(127)	(1,415)	1,325
Other, net	732	1,942	(182)
Net cash (used) provided by operating activities	(712)	1,191	14,266
Cash flows from investing activities:
Investment in subsidiary	5,750	400	4,550
Net cash provided by investing activities	5,750	400	4,550
Cash flows from financing activities:
Redemption of 18,255 shares of preferred stock	0	0	(18,255)
Cash dividends paid - preferred stock	0	0	(456)
Cash dividends paid - common stock	(1,058)	(1,017)	(978)
Purchase of treasury stock	(33)	0	0
Warrant redemption	0	0	(540)
Net cash used in financing activities	(1,091)	(1,017)	(20,229)
Net increase (decrease) in cash and due from banks	3,947	574	(1,413)
Cash and cash equivalents, beginning of year	1,024	450	1,863
Cash and cash equivalents, end of year	$ 4,971	$ 1,024	$ 450